Acquisition of Mason	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements [Abstract]
Acquisition of Mason
5.	Acquisition of Mason

On December 19, 2018, the Group acquired the remaining issued and outstanding shares it did not already own of Mason Resources Corp. (“Mason”) for C$0.40 per share, which resulted in a cash purchase price of C$27,972 (C$27,070 plus transaction costs of C$902). Hudbay already owned 13.8% of the issued and outstanding shares, which had a market value of C$4,342 on the date of acquisition.

In accordance with IFRS 3, Business Combinations, this transaction does not meet the definition of a business combination as the assets acquired are not an integrated set of activities with inputs, processes and outputs. Mason is a company that is engaged in the exploration and development of mineral resource properties (and, in particular, the Ann Mason project) in the United States. There is currently no development or operations in existence.

The purchase price was finalized and allocated to the assets acquired based on the fair value of the total consideration at the closing date of the acquisition. All financial assets acquired were recorded at their relative fair values. The fair values of mineral properties have been calculated using the residual value method. The fair values of various cash and working capital amounts were subtracted from the acquisition cost to determine the residual value for the mineral properties.

Immediately prior to the acquisition, Mason settled its outstanding in the money stock options and warrants in cash under the terms of the arrangement agreement.

The following summarizes the acquisition date fair value of the major classes of consideration transferred:

	USD	CAD equivalent
Cash	$20,126	$27,070
Transaction costs	671	902
Total cash consideration	20,797	27,972
Fair value of shares previously owned by the Group (10,854,170 shares)	3,228	4,342

Total consideration	$24,025	$32,314

The following summarizes the acquisition date allocation of the relative fair values of the major classes of asset and liabilities acquired:

Fair value
Cash	$1,747
Other assets	624
Mineral properties	21,654
Total assets acquired	$24,025